Income Taxes - Components of net deferred tax liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Assets and Liabilities [Abstract]
Accrued expenses	$ 662	$ 608
Allowance for bad debt	1,175	1,176
Payroll accruals	1,818	2,085
Foreign tax credits	9,541	8,834
Net operating loss carryforwards	47,019	35,862
Property and equipment, net	1,830	0
Research and development credits	1,420	1,569
Loan costs and interest	3,441	3,519
Other	1,654	2,017
Total deferred tax assets	68,560	55,670
Valuation allowance	(28,211)	(8,274)
Deferred tax assets, net of valuation allowance	40,349	47,396
Deferred tax liabilities:
Prepaid expenses and other	(512)	(1,033)
Intangible assets	(46,785)	(60,309)
Property and equipment, net	0	(1,364)
Deferred tax liabilities	(47,297)	(62,706)
Net deferred tax liabilities	$ (6,948)	$ (15,310)